CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 19.4	$ 15.4
Accounts receivables, net	134.1	52.5
Mobilization revenue receivable - short-term	13.6	0
Amount due from related party	39.6	0
Other current assets	34.4	28.2
Total current assets	241.1	96.1
Non-current assets:
Newbuildings	0	764.5
Drilling rigs	2,103.0	1,334.6
Mobilization revenue receivable - long-term	49.4	0
Deferred tax assets	0.6	1.1
Other non-current assets	8.0	14.2
Total non-current assets	2,161.0	2,114.4
Total assets	2,402.1	2,210.5
Current liabilities:
Current portion of long-term related party payable	225.5	180.9
Trade accounts payable and accruals	28.2	32.6
Deferred mobilization revenue - short-term	19.9	12.0
Related party payable	122.2	0
Other current liabilities	23.2	27.9
Total current liabilities	419.0	253.4
Non-current liabilities:
Long-term related party payable	966.7	1,149.6
Deferred mobilization revenue - long-term	41.1	14.5
Other non-current liabilities	0.4	0
Total non-current liabilities	1,008.2	1,164.1
Commitments and contingencies (see note 19)	0	0
Equity
Owner's Equity	0	793.0
Members' Capital:
Common unitholders (issued 24,815,025 units)	208.2	0
Subordinated unitholders (issued 16,543,350 units)	89.6	0
Total members' capital / Owner's equity	297.8	793.0
Non-controlling interest	677.1	0
Total equity	974.9	793.0
Total liabilities and equity	$ 2,402.1	$ 2,210.5